Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Registrant Name	REPLIGEN CORP
Entity Incorporation State Country Code	DE
Entity File Number	000-14656
Entity Tax Identification Number	04-2729386
Entity Address, Address Line One	41 Seyon Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	781
Local Phone Number	250-0111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	RGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0000730272
Amendment Flag	false